Convertible Loan (Narrative) (Details)		12 Months Ended
	Jan. 12, 2021 USD ($) Year shares	Mar. 31, 2023 USD ($) Year	Mar. 31, 2022 USD ($) Year shares	Mar. 31, 2023 $ / shares	Mar. 31, 2023 USD ($)	Mar. 31, 2022 $ / shares	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Jan. 12, 2021 $ / shares
Disclosure of detailed information about borrowings [line items]
Number of warrants issued | shares			300,000
Convertible loan - derivative component					$ 481,998		$ 4,986,354
Change in fair value of liability		$ 4,504,356	$ 10,751,225
Convertible Loan [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings	$ 15,000,000
Term of borrowings	60 months
Borrowings, interest rate									8.00%
Conversion price of convertible debt | $ / shares									$ 15
Number of warrants issued | shares	5,000,000
Exercise price of warrants | $ / shares									$ 15
Term of warrants issued	3 years
Proceeds of borrowings allocated to derivative component	$ 8,560,630
Proceeds of borrowings allocated to liability component	$ 6,439,370
Convertible Loan [Member] | Derivative Component [Member]
Disclosure of detailed information about borrowings [line items]
Conversion price of convertible debt | $ / shares				$ 4.46		$ 2.66
Expected weighted average risk-free interest					3.71%		1.75%		0.69%
Expected weighted average volatility					97.00%		105.00%		105.00%
Expected weighted average life | Year	2.71	1.61	2.11
Convertible loan - derivative component					$ 481,998		$ 4,986,354	$ 15,737,578
Change in fair value of liability		$ 4,504,356	$ 10,751,225